Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (29,811)	$ (19,619)	$ (24,462)
Items not affecting cash:
Amortization (notes 8 and 9)	3,517	2,984	2,177
Accretion of long-term debt (note 11)	1,549	250	525
Interest paid in-kind on long-term debt (note 11)	778	0	0
Stock-based compensation expense, net (note 14)	2,065	260	2,205
Write-down of inventory (note 7)	295	159	2,028
Loss on extinguishment of long-term debt (note 11)	0	(1,402)	0
Unrealized foreign exchange loss (gain)	(1,738)	210	(43)
Changes in operating assets and liabilities:
Restricted cash	687	(296)	(31)
Accounts receivable	448	506	3,067
Inventories	(1,533)	(375)	(1,094)
Prepaid expenses and other assets	510	(37)	212
Deferred revenue	(197)	(272)	1,885
Accounts payable and accrued liabilities	(675)	(1,028)	(2,738)
Other long-term liabilities	(31)	(31)	0
Net cash used in operating activities	(24,136)	(15,887)	(16,269)
Investing activities:
Purchase of property and equipment	(5)	(9)	(132)
Purchase of intangible assets (note 9)	(5,229)	(13,628)	(39)
Net cash used in investing activities	(5,234)	(13,637)	(171)
Financing activities:
Issuance of common stock (note 13(b))	8,487	35,341	28,334
Share issue costs	(1,072)	(2,746)	(1,650)
Issuance of common stock upon exercise of stock options (note 13(b))	384	0	293
Income tax withholdings on vesting of restricted share units	(65)	(95)	(38)
Proceeds from issuance of long-term debt (note 11)	20,000	20,000	0
Financing fees on issuance of long-term debt (note 11)	(518)	(713)	(106)
Repayment of long-term debt (note 11)	0	(10,000)	(2,000)
Payment of fees on extinguishment of long-term debt (note 11)	0	(1,146)	0
Payment of deferred consideration (note 12)	(2,815)	(2,174)	(3,049)
Net cash provided by financing activities	24,401	38,467	21,784
Increase (decrease) in cash and cash equivalents during the year	(4,969)	8,943	5,344
Effect of foreign exchange rate changes on cash and cash equivalents	292	154	(391)
Cash and cash equivalents, beginning of year	26,758	17,661	12,708
Cash and cash equivalents, end of year	22,081	26,758	17,661
Supplemental cash flow information:
Interest paid	3,477	2,329	1,826
Interest received	95	17	20
Cash received (paid) for income taxes	$ 334	$ 109	$ (693)